Consolidated statements of operations and comprehensive loss (Details 6)		12 Months Ended
		Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares
Equity Settled Share-Based Payment Programs
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Outstanding, beginning | shares		148,433	289,309
Exercised | shares		0	(140,876)
Outstanding, ending | shares		148,433	148,433
Exercisable | shares		148,433	148,433
Outstanding, beginning | € / shares	[1]	€ 0.01	€ 0.01
Exercised | € / shares	[1]	.00	0.01
Outstanding, ending | € / shares	[1]	0.01	0.01
Exercisable | € / shares	[1]	€ 0.01	€ 0.01
2016 Plan
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Outstanding, beginning | shares		1,181,484	1,181,484
Exercised | shares		(86,632)	0
Outstanding, ending | shares		1,094,852	1,181,484
Exercisable | shares		1,094,852	1,181,484
Outstanding, beginning | € / shares	[2]	€ 2.98	€ 7.81
Exercised | € / shares	[2]	2.94	.00
Outstanding, ending | € / shares	[2]	2.73	2.98
Exercisable | € / shares	[2]	€ 2.73	€ 2.98
2017 Long-Term Incentive Plan
CondensedStatementOfComprehensiveIncomeLineItems [Line Items]
Outstanding, beginning | shares		2,181,105	2,051,009
Granted | shares		246,188	242,450
Exercised | shares		(78,342)	0
Forfeited | shares		(202,473)	(112,354)
Outstanding, ending | shares		2,146,478	2,181,105
Exercisable | shares		1,863,790	1,319,548
Outstanding, beginning | € / shares	[2]	€ 3.06	€ 3.16
Granted | € / shares	[2]	4.23	2.91
Exercised | € / shares	[2]	2.94	.00
Forfeited | € / shares	[2]	3.17	5.51
Outstanding, ending | € / shares	[2]	2.93	3.06
Exercisable | € / shares	[2]	€ 2.82	€ 3.13

[1]	Weighted average share price (WAEP).
[2]	Conversion rates used for one Euro: December 31, 2020 $0.8149, average rate 2020 $0.8762, January 1, 2020/December 31, 2019 $0.8902, average rate 2019 $0.8932.